Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Fair value measured of assets and liabilities

	Fair value measured based on
	Level I	Level II	Level III	Total fair value recorded
Assets
Marketable securities	1.352	—	—	1.352
Commodity derivatives	56	3	—	59
Foreign currency derivatives	—	15	—	15
Interest rate derivatives	—	10	—	10

Balance at December 31, 2019	1.408	18	—	1.426

Balance at December 31, 2018	1.464	29	—	1.493

Liabilities
Foreign currency derivatives	—	(333)	—	(333)
Commodity derivatives	—	3	—	(3)
Interest rate derivatives	—	—	—	—

Balance at December 31, 2019	—	(330)	—	(336)

Balance at December 31, 2018	—	(349)	—	(349)